Allison L. Pristash State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

March 1, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated March 1, 2021, do not differ from those contained in Post-Effective Amendment No. 2,442 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 23, 2021.

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa-A Rated Corporate Bond ETF

iShares BB Rated Corporate Bond ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares CMBS ETF

iShares Convertible Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core Total USD Bond Market ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares Global Green Bond ETF

iShares GNMA Bond ETF

iShares iBonds 2021 Term High Yield and Income ETF

iShares iBonds 2022 Term High Yield and Income ETF

iShares iBonds 2023 Term High Yield and Income ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBonds 2026 Term High Yield and Income ETF

iShares iBonds Dec 2021 Term Corporate ETF

iShares iBonds Dec 2021 Term Muni Bond ETF

iShares iBonds Dec 2021 Term Treasury ETF

iShares iBonds Dec 2022 Term Corporate ETF

iShares iBonds Dec 2022 Term Muni Bond ETF

iShares iBonds Dec 2022 Term Treasury ETF

iShares iBonds Dec 2023 Term Corporate ETF

iShares iBonds Dec 2023 Term Muni Bond ETF

iShares iBonds Dec 2023 Term Treasury ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Corporate ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Mar 2023 Term Corporate ETF

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares TIPS Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Fixed Income Balanced Risk Factor ETF

iShares U.S. Treasury Bond ETF

iShares Yield Optimized Bond ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary

cc: Benjamin J. Haskin, Esq.